CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities:
Net income	$ 264	$ 202
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	169	185
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	144	168
Undistributed income (loss) of unconsolidated subsidiaries	(4)	10
Other non-cash items	33	50
Changes in operating assets and liabilities:
Provisions	(106)	(126)
Deferred income taxes	32	(24)
Trade and financing receivables related to sales, net	(293)	185
Inventories, net	(879)	(755)
Trade payables	129	145
Other assets and liabilities	(240)	(114)
Net cash used in operating activities	(751)	(74)
Investing activities:
Additions to retail receivables	(947)	(959)
Collections of retail receivables	1,225	1,089
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	0	1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(79)	(62)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(285)	(305)
Other	48	(47)
Net cash used in investing activities	(38)	(283)
Financing activities:
Proceeds from long-term debt	3,810	3,039
Payments of long-term debt	(4,001)	(4,398)
Net decrease in other financial liabilities	(321)	(69)
Dividends paid	(1)	(1)
Other	0	(90)
Net cash used in financing activities	(513)	(1,519)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(42)	64
Decrease in cash and cash equivalents and restricted cash	(1,344)	(1,812)
Cash and cash equivalents and restricted cash, beginning of year	5,803	6,200
Cash and cash equivalents and restricted cash, end of period	$ 4,459	$ 4,388